Annual Operating Expenses - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - Fidelity Sustainable Target Date 2020 Fund	May 30, 2024
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z
Operating Expenses:
Management fee	0.33%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.33%	[1]
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C
Operating Expenses:
Management fee	0.43%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.43%	[1]
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M
Operating Expenses:
Management fee	0.43%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	0.93%	[1]
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A
Operating Expenses:
Management fee	0.43%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.68%	[1]
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I
Operating Expenses:
Management fee	0.43%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.43%	[1]

[1]	AAdjusted to reflect current fees.